Average Annual Total Returns	0 Months Ended
Jun. 01, 2012
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Class A
Average Annual Return:
1 Year	0.02%
5 Years	0.91%
10 Years	1.08%
Inception Date of Share Class	Jan. 01, 1992
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Class A
Average Annual Return:
1 Year	0.02%
5 Years	0.99%
10 Years	1.15%
Inception Date of Share Class	Jan. 05, 1995
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Class A
Average Annual Return:
1 Year	0.02%
5 Years	0.95%
10 Years	1.14%
Inception Date of Share Class	Jul. 28, 2003
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Class A
Average Annual Return:
1 Year	0.02%
5 Years	1.05%
10 Years	1.39%
Inception Date of Share Class	Nov. 08, 1999
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Class A
Average Annual Return:
1 Year	0.01%
5 Years	1.10%
10 Years	1.47%
Inception Date of Share Class	Jul. 28, 2003
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Class A
Average Annual Return:
1 Year	0.01%
5 Years	1.26%
10 Years	1.58%
Inception Date of Share Class	Nov. 08, 1999
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class A
Average Annual Return:
1 Year	0.01%
5 Years	1.39%
10 Years	1.62%
Inception Date of Share Class	Jul. 01, 1992
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class B
Average Annual Return:
1 Year	(4.99%)
5 Years	0.68%
10 Years	1.15%
Inception Date of Share Class	Jul. 01, 1992
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class C
Average Annual Return:
1 Year	(0.99%)
5 Years	1.07%
10 Years	1.14%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.02%
5 Years	1.34%
10 Years	1.62%
Inception Date of Share Class	Jul. 09, 2010
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.02%
5 Years	1.09%
10 Years	1.27%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.02%
5 Years	1.14%
10 Years	1.36%
Inception Date of Share Class	Apr. 08, 2005
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.02%
5 Years	1.11%
10 Years	1.50%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	1.21%
10 Years	1.67%
Inception Date of Share Class	Mar. 31, 2008
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	1.39%
10 Years	1.79%
Inception Date of Share Class	Jul. 31, 2003
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	1.61%
10 Years	1.91%
Inception Date of Share Class	Jun. 29, 1995
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	1.63%
10 Years	1.93%
Inception Date of Share Class	Jul. 31, 2003
(WFA Money Market Funds - Daily Prospectus) | (Wells Fargo Advantage Money Market Fund) | Daily Class
Average Annual Return:
1 Year	0.01%
5 Years	1.39%
10 Years	1.62%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.06%
5 Years	1.36%
10 Years	1.63%
Inception Date of Share Class	Nov. 20, 1996
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.03%
5 Years	1.10%
10 Years	1.28%
Inception Date of Share Class	Mar. 31, 2008
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.06%
5 Years	1.16%
10 Years	1.39%
Inception Date of Share Class	Jul. 09, 2010
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.05%
5 Years	1.22%
10 Years	1.49%
Inception Date of Share Class	Nov. 08, 1999
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.01%
5 Years	1.27%
10 Years	1.78%
Inception Date of Share Class	Aug. 11, 1995
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.01%
5 Years	1.47%
10 Years	1.88%
Inception Date of Share Class	Jul. 28, 2003
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.06%
5 Years	1.69%
10 Years	1.98%
Inception Date of Share Class	Jul. 28, 2003
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.06%
5 Years	1.73%
10 Years	2.07%
Inception Date of Share Class	Mar. 31, 2000
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.07%
5 Years	1.74%
10 Years	2.07%
Inception Date of Share Class	Oct. 14, 1987
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Investor Class
Average Annual Return:
1 Year	0.02%
5 Years	1.14%
10 Years	1.38%
Inception Date of Share Class	Jul. 09, 2010
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Money Market Fund) | Investor Class
Average Annual Return:
1 Year	0.01%
5 Years	1.45%
10 Years	1.66%
Inception Date of Share Class	Apr. 08, 2005
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Select Class
Average Annual Return:
1 Year	0.13%
5 Years	1.79%
10 Years	2.11%
Inception Date of Share Class	Jun. 29, 2007
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Select Class
Average Annual Return:
1 Year	0.14%
5 Years	1.80%
10 Years	2.10%
Inception Date of Share Class	Jun. 29, 2007
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.18%
10 Years	1.41%
Inception Date of Share Class	Nov. 25, 1996
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.02%
5 Years	1.00%
10 Years	1.23%
Inception Date of Share Class	Nov. 08, 1999
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.02%
5 Years	1.14%
10 Years	1.38%
Inception Date of Share Class	Nov. 02, 1988
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.02%
5 Years	1.05%
10 Years	1.29%
Inception Date of Share Class	Aug. 03, 1993
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.02%
5 Years	1.11%
10 Years	1.50%
Inception Date of Share Class	Dec. 03, 1990
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.15%
10 Years	1.57%
Inception Date of Share Class	Oct. 01, 1985
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.32%
10 Years	1.70%
Inception Date of Share Class	Nov. 16, 1987
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.46%
10 Years	1.74%
Inception Date of Share Class	Sep. 02, 1998
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.61%
10 Years	1.91%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.53%
10 Years	1.82%
Inception Date of Share Class	Oct. 14, 1987
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.45%
10 Years	1.66%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Sweep Class
Average Annual Return:
1 Year	0.02%
5 Years	1.01%
10 Years	1.23%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Sweep Class
Average Annual Return:
1 Year	0.02%
5 Years	0.85%
10 Years	0.94%
Inception Date of Share Class	Jun. 30, 2000
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Sweep Class
Average Annual Return:
1 Year	0.02%
5 Years	0.95%
10 Years	1.17%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Sweep Class
Average Annual Return:
1 Year	0.02%
5 Years	1.11%
10 Years	1.50%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Sweep Class
Average Annual Return:
1 Year	0.01%
5 Years	1.10%
10 Years	1.50%
Inception Date of Share Class	Jun. 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Sweep Class
Average Annual Return:
1 Year	0.01%
5 Years	1.32%
10 Years	1.70%
Inception Date of Share Class	Jun. 30, 2010